UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate High Income Fund

2/29/08
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Bonds – 124.2%
Aerospace – 3.3%
Bombardier, Inc., 6.3%, 2014 (n)	$640,000	$608,000
DRS Technologies, Inc., 6.875%, 2013	355,000	347,900
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	500,000	496,250
TransDigm Group, Inc., 7.75%, 2014	375,000	373,125
Vought Aircraft Industries, Inc., 8%, 2011	430,000	398,288

		$2,223,563

Apparel Manufacturers – 0.6%
Broder Brothers Co., 11.25%, 2010	$260,000	$182,000
Hanesbrands, Inc., FRN, 8.203%, 2014	220,000	193,600

		$375,600

Asset Backed & Securitized – 0.3%
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.058%, 2051	$155,000	$115,028
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	155,000	113,530

		$228,558

Automotive – 4.4%
Allison Transmission, Inc., 11%, 2015 (n)	$690,000	$589,950
Ford Motor Credit Co. LLC, 9.75%, 2010	866,000	814,371
Ford Motor Credit Co. LLC, 7.8%, 2012	710,000	612,199
Ford Motor Credit Co. LLC, 8%, 2016	185,000	151,509
General Motors Acceptance Corp., 8.375%, 2033	538,000	411,570
Goodyear Tire & Rubber Co., 8.625%, 2011	107,000	111,280
Goodyear Tire & Rubber Co., 9%, 2015	244,000	256,810

		$2,947,689

Basic Industry – 0.5%
General Cable Corp., 7.103%, 2015	$170,000	$146,200
General Cable Corp., 7.125%, 2017	170,000	163,200

		$309,400

Broadcasting – 8.5%
Allbritton Communications Co., 7.75%, 2012	$490,000	$487,550
CanWest MediaWorks LP, 9.25%, 2015 (n)	380,000	357,200
CMP Susquehanna Corp., 9.875%, 2014	355,000	234,744
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012	460,000	445,050
Intelsat Corp., 9%, 2014	226,000	226,000
Intelsat Jackson Holdings Ltd., 11.25%, 2016	410,000	408,463
Intelsat Ltd., 0% to 2010, 9.25% to 2015	310,000	259,625
ION Media Networks, Inc., FRN, 10.507%, 2013 (n)	430,000	331,638
Lamar Media Corp., 6.625%, 2015	695,000	639,400
Lamar Media Corp., “C”, 6.625%, 2015	295,000	271,400
LBI Media, Inc., 8.5%, 2017 (n)	210,000	183,750
LIN TV Corp., 6.5%, 2013	460,000	416,300
Local TV Finance LLC, 9.25%, 2015 (n)(p)	410,000	334,150
Nexstar Broadcasting Group, Inc., 7%, 2014	350,000	317,625
Univision Communications, Inc., 9.75%, 2015 (n)(p)	1,190,000	821,100

		$5,733,995

Brokerage & Asset Managers – 0.8%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$605,000	$549,794

Building – 0.7%
Building Materials Corp. of America, 7.75%, 2014	$370,000	$273,800
Ply Gem Industries, Inc., 9%, 2012	270,000	195,750

		$469,550

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Business Services – 1.2%
SunGard Data Systems, Inc., 9.125%, 2013		$275,000	$277,063
SunGard Data Systems, Inc., 10.25%, 2015		532,000	529,340

			$806,403

Cable TV – 5.2%
Cablevision Systems Corp., 8%, 2012		$325,000	$312,813
CCH I Holdings LLC, 11%, 2015		880,000	611,600
CCH II Holdings LLC, 10.25%, 2010		410,000	375,150
CCO Holdings LLC, 8.75%, 2013		680,000	596,700
CSC Holdings, Inc., 7.625%, 2011		585,000	581,344
CSC Holdings, Inc., 7.625%, 2018		140,000	128,100
Mediacom LLC, 9.5%, 2013		260,000	227,500
Videotron LTEE, 6.875%, 2014		290,000	281,300
Virgin Media Finance PLC, 8.75%, 2014		180,000	153,900
Virgin Media Finance PLC, 8.75%, 2014	EUR	160,000	200,534

			$3,468,941

Chemicals – 5.5%
Chemtura Corp., 6.875%, 2016		$400,000	$362,000
Huntsman International LLC, 6.875%, 2013 (n)	EUR	200,000	291,686
Huntsman International LLC, 7.875%, 2014		$370,000	382,950
Innophos, Inc., 8.875%, 2014		735,000	716,625
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014		340,000	289,000
Momentive Performance Materials, Inc., 9.75%, 2014		305,000	272,975
Momentive Performance Materials, Inc., 11.5%, 2016		185,000	141,525
Mosaic Co., 7.875%, 2016 (n)		345,000	370,875
Nalco Co., 7.75%, 2011		330,000	333,300
Nalco Co., 8.875%, 2013		535,000	545,700

			$3,706,636

Computer Software – 0.6%
First Data Corp., 9.875%, 2015 (n)		$500,000	$433,750

Consumer Goods & Services – 3.0%
Corrections Corp. of America, 6.25%, 2013		$325,000	$324,188
GEO Group, Inc., 8.25%, 2013		435,000	436,631
KAR Holdings, Inc., 10%, 2015 (n)		280,000	242,200
Service Corp. International, 7.375%, 2014		50,000	51,000
Service Corp. International, 6.75%, 2016		205,000	203,975
Service Corp. International, 7%, 2017		785,000	779,113

			$2,037,107

Containers – 3.0%
Crown Americas LLC, 7.625%, 2013		$215,000	$217,688
Crown Americas LLC, 7.75%, 2015		530,000	541,925
Graham Packaging Co. LP, 9.875%, 2014		400,000	341,000
Owens-Brockway Glass Container, Inc., 8.25%, 2013		900,000	931,500

			$2,032,113

Defense Electronics – 0.8%
L-3 Communications Corp., 5.875%, 2015		$200,000	$194,500
L-3 Communications Corp., 6.375%, 2015		310,000	307,675

			$502,175

Electronics – 1.1%
Flextronics International Ltd., 6.25%, 2014		$420,000	$389,550
Spansion LLC, 11.25%, 2016 (n)		500,000	345,000

			$734,550

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 6.5%
Chaparral Energy, Inc., 8.875%, 2017	$315,000	$269,325
Chesapeake Energy Corp., 7.5%, 2014	370,000	377,400
Chesapeake Energy Corp., 7%, 2014	195,000	195,488
Chesapeake Energy Corp., 6.375%, 2015	270,000	261,225
Forest Oil Corp., 8%, 2011	220,000	228,800
Hilcorp Energy I LP, 7.75%, 2015 (n)	125,000	117,813
Hilcorp Energy I LP, 9%, 2016 (n)	255,000	255,000
Mariner Energy, Inc., 8%, 2017	510,000	489,600
Newfield Exploration Co., 6.625%, 2014	365,000	357,700
OPTI Canada, Inc., 8.25%, 2014 (n)	605,000	597,438
Plains Exploration & Production Co., 7%, 2017	580,000	556,800
Quicksilver Resources, Inc., 7.125%, 2016	325,000	311,188
Southwestern Energy Co., 7.5%, 2018 (z)	360,000	370,800

		$4,388,577

Entertainment – 0.3%
Marquee Holdings, Inc., 9.505%, 2014	$245,000	$178,850

Financial Institutions – 2.3%
General Motors Acceptance Corp., 6.875%, 2011	$1,570,000	$1,281,005
Residential Capital LLC, 6.125%, 2008	348,000	268,830
Residential Capital LLC, 8.5%, 2012	40,000	21,800

		$1,571,635

Food & Beverages – 2.8%
ARAMARK Corp., 8.5%, 2015	$525,000	$517,125
B&G Foods, Inc., 8%, 2011	325,000	312,000
Dean Foods Co., 7%, 2016	495,000	433,125
Del Monte Corp., 6.75%, 2015	335,000	318,250
Reddy Ice Holdings, Inc., 0% to 2008, 10.5% to 2012	315,000	303,188

		$1,883,688

Forest & Paper Products – 3.2%
Abitibi-Consolidated, Inc., 8.375%, 2015	$380,000	$212,800
Bowater, Inc., 6.5%, 2013	500,000	297,500
Catalyst Paper Corp., 8.625%, 2011	300,000	251,250
Georgia-Pacific Corp., 8%, 2024	425,000	376,125
Graphic Packaging International Corp., 9.5%, 2013	100,000	94,250
Jefferson Smurfit Corp., 8.25%, 2012	255,000	237,788
Millar Western Forest Products Ltd., 7.75%, 2013	375,000	271,875
NewPage Holding Corp., 10%, 2012	195,000	195,488
NewPage Holding Corp., 12%, 2013	190,000	187,150

		$2,124,226

Gaming & Lodging – 9.9%
Circus & Eldorado Joint Venture, 10.125%, 2012	$300,000	$301,875
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)	750,000	540,000
Galaxy Entertainment Finance Co. Ltd., 9.875%, 2012 (n)	350,000	348,250
Harrah’s Operating Co., Inc., 5.375%, 2013	175,000	115,938
Harrah’s Operating Co., Inc., 5.625%, 2015	570,000	342,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)	395,000	345,131
Harrah’s Operating Co., Inc., 5.75%, 2017	220,000	125,400
Harrah’s Operating Co., Inc., 10.75%, 2018 (p)(z)	210,000	172,200
Isle of Capri Casinos, Inc., 7%, 2014	240,000	163,800
Jacobs Entertainment, Inc., 9.75%, 2014	365,000	302,950
MGM Mirage, 5.875%, 2014	180,000	158,400
MGM Mirage, 7.5%, 2016	1,700,000	1,581,000

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		$690,000	$531,300
Station Casinos, Inc., 6.875%, 2016		410,000	258,300
Station Casinos, Inc., 6.625%, 2018		875,000	535,938
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		705,000	489,975
Wynn Las Vegas LLC, 6.625%, 2014		365,000	350,400

			$6,662,857

Industrial – 1.9%
Blount, Inc., 8.875%, 2012		$335,000	$325,788
Cii Carbon LLC, 11.125%, 2015 (n)		150,000	130,500
JohnsonDiversey Holdings, Inc., “B”, 9.625%, 2012		745,000	741,259
JohnsonDiversey, Inc., 9.625%, 2012	EUR	60,000	82,948

			$1,280,495

Insurance - Health – 0.3%
Centene Corp., 7.25%, 2014		$190,000	$184,300

Insurance - Property & Casualty – 0.8%
USI Holdings Corp., 9.75%, 2015 (n)		$655,000	$511,719

Machinery & Tools – 1.0%
Case New Holland, Inc., 7.125%, 2014		$500,000	$500,000
United Rentals, Inc., 7.75%, 2013		210,000	171,150

			$671,150

Medical & Health Technology & Services – 10.3%
Community Health Systems, Inc., 8.875%, 2015		$935,000	$917,469
Cooper Cos., Inc., 7.125%, 2015		355,000	337,250
DaVita, Inc., 7.25%, 2015		1,030,000	1,019,700
HCA, Inc., 6.375%, 2015		520,000	434,200
HCA, Inc., 9.25%, 2016		1,095,000	1,122,375
HCA, Inc., 9.625%, 2016		530,000	547,225
HealthSouth Corp., 10.75%, 2016		73,000	76,468
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		370,000	382,488
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)		475,000	467,281
Psychiatric Solutions, Inc., 7.75%, 2015		340,000	336,600
U.S. Oncology, Inc., 10.759%, 2012		265,000	204,050
U.S. Oncology, Inc., 10.75%, 2014		300,000	296,250
Universal Hospital Services, Inc., 8.5%, 2015 (p)		400,000	399,000
VWR Funding, Inc., 10.25%, 2015 (p)		375,000	351,564

			$6,891,920

Metals & Mining – 5.6%
Arch Western Finance LLC, 6.75%, 2013		$255,000	$251,175
FMG Finance Ltd., 10.625%, 2016 (n)		670,000	760,450
Foundation PA Coal Co., 7.25%, 2014		110,000	108,900
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		1,125,000	1,192,500
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015		555,000	533,494
Peabody Energy Corp., 7.375%, 2016		480,000	496,800
PNA Group, Inc., 10.75%, 2016		250,000	220,000
Ryerson, Inc., 12%, 2015 (n)		210,000	197,400

			$3,760,719

Municipals – 1.5%
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011		$575,000	$631,045
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046		425,000	384,549

			$1,015,594

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Mutual Funds – 2.7%
Dow Jones CDX High Yield Index, 7.625%, 2012 (z)		$1,980,000	$1,842,588

Natural Gas - Distribution – 1.2%
AmeriGas Partners LP, 7.125%, 2016		$380,000	$370,500
Inergy LP, 6.875%, 2014		450,000	436,500

			$807,000

Natural Gas - Pipeline – 4.8%
Atlas Pipeline Partners LP, 8.125%, 2015		$270,000	$265,950
Colorado Interstate Gas Co., 6.8%, 2015		130,000	136,892
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		300,000	311,197
El Paso Corp., 6.875%, 2014		325,000	332,331
El Paso Corp., 7.75%, 2032		275,000	283,758
Knight, Inc., 7.25%, 2028		350,000	348,250
Williams Cos., Inc., 6.375%, 2010 (n)		935,000	956,038
Williams Cos., Inc., 8.125%, 2012		140,000	152,600
Williams Cos., Inc., 7.75%, 2031		215,000	231,931
Williams Cos., Inc., 8.75%, 2032		161,000	189,578

			$3,208,525

Network & Telecom – 4.2%
Cincinnati Bell, Inc., 7%, 2015		$395,000	$371,300
Citizens Communications Co., 7.875%, 2027		325,000	289,250
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	240,000	333,616
Orascom Telecom Finance S.C.A., 7.875%, 2014 (z)		$225,000	210,083
Qwest Communications International, Inc. “ B”, 7.5%, 2014		250,000	243,125
Qwest Corp., 8.875%, 2012		515,000	537,531
Qwest Corp., 7.5%, 2014		145,000	143,550
Windstream Corp., 8.625%, 2016		650,000	661,375

			$2,789,830

Oil Services – 1.4%
Basic Energy Services, Inc., 7.125%, 2016		$345,000	$327,750
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017		195,000	196,463
Pride International, Inc., 7.375%, 2014		220,000	228,800
Seitel, Inc., 9.75%, 2014		220,000	182,600

			$935,613

Other Banks & Diversified Financials – 0.1%
VTB Capital S.A., 6.609%, 2012 (n)		$101,000	$98,980

Pharmaceuticals – 0.4%
Rotavax LLC, 10.62%, 2014 (z)		$250,889	$237,091

Pollution Control – 1.0%
Allied Waste North America, Inc., 7.875%, 2013		$675,000	$689,344

Printing & Publishing – 4.9%
American Media Operations, Inc., 10.25%, 2009		$15,926	$10,909
American Media Operations, Inc., “B”, 10.25%, 2009		438,000	300,030
Dex Media West LLC, 9.875%, 2013		739,000	620,760
Dex Media, Inc., 0% to 2008, 9% to 2013		250,000	180,000
Idearc, Inc., 8%, 2016		1,536,000	906,240
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	155,000	133,044
Nielsen Finance LLC, 10%, 2014		$205,000	197,825
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		505,000	320,675
Quebecor World, Inc., 6.125%, 2013 (d)		240,000	105,600

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – continued
R.H. Donnelley Corp., 8.875%, 2016	$825,000	$490,875

		$3,265,958

Railroad & Shipping – 1.0%
American Railcar Industries, Inc., 7.5%, 2014	$260,000	$237,900
TFM S.A. de C.V., 9.375%, 2012	410,000	426,400

		$664,300

Real Estate – 0.5%
Rouse Co. LP, 6.75%, 2013 (n)	$350,000	$306,002

Retailers – 0.5%
Buhrmann U.S., Inc., 7.875%, 2015	$140,000	$132,300
Couche-Tard, Inc., 7.5%, 2013	170,000	169,150

		$301,450

Specialty Chemicals – 0.4%
INVISTA, 9.25%, 2012 (n)	$285,000	$291,769

Specialty Stores – 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$295,000	$268,450

Telecommunications - Wireless – 3.8%
Alltel Corp., 7%, 2012	$504,000	$398,160
American Tower Corp., 7%, 2017 (n)	210,000	209,475
MetroPCS Wireless, Inc., 9.25%, 2014	645,000	567,600
Rogers Wireless, Inc., 8%, 2012	210,000	220,605
Rural Cellular Corp., 8.123%, 2013	355,000	358,550
Rural Cellular Corp., FRN, 8.989%, 2012	320,000	323,200
U.S. Unwired, Inc., 10%, 2012	500,000	465,000

		$2,542,590

Telephone Services – 0.5%
Embarq Corp., 7.082%, 2016	$160,000	$159,307
Embarq Corp., 7.995%, 2036	160,000	155,000

		$314,307

Tobacco – 1.0%
Alliance One International, Inc., 8.5%, 2012	$295,000	$275,825
Reynolds American, Inc., 7.625%, 2016	345,000	365,349

		$641,174

Transportation - Services – 1.0%
Hertz Corp., 8.875%, 2014	$535,000	$509,588
Quality Distribution, Inc., 9%, 2010	265,000	170,925

		$680,513

Utilities - Electric Power – 8.5%
AES Corp., 9.375%, 2010	$300,000	$316,500
AES Corp., 7.75%, 2014	495,000	501,188
Dynegy Holdings, Inc., 7.5%, 2015	295,000	276,194
Dynegy Holdings, Inc., 7.125%, 2018	540,000	486,000
Edison Mission Energy, 7%, 2017	905,000	889,163
Mirant North America LLC, 7.375%, 2013	435,000	436,631
NRG Energy, Inc., 7.25%, 2014	225,000	219,656
NRG Energy, Inc., 7.375%, 2016	1,050,000	1,011,938
NRG Energy, Inc., 7.375%, 2017	245,000	235,813
NSG Holdings LLC, 7.75%, 2025 (z)	335,000	324,531
Reliant Energy, Inc., 6.75%, 2014	110,000	111,925
Reliant Energy, Inc., 7.875%, 2017	740,000	727,975

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Sierra Pacific Resources, 8.625%, 2014	$170,000	$180,775

		$5,718,289

Total Bonds		$83,289,327

Common Stocks – 1.6%
Broadcasting – 0.1%
Clear Channel Communications, Inc.	900	$28,800

Cable TV – 0.6%
Comcast Corp., “A”	16,000	$312,640
Time Warner Cable, Inc. (a)	3,900	106,470

		$419,110

Consumer Goods & Services – 0.0%
Central Garden & Pet Co. (a)	3,100	$15,283

Electronics – 0.1%
Intel Corp.	3,200	$63,840

Energy - Integrated – 0.2%
Chevron Corp.	1,400	$121,324

Forest & Paper Products – 0.1%
Louisiana-Pacific Corp.	4,100	$44,608

Major Banks – 0.1%
Bank of America Corp.	900	$35,766
JPMorgan Chase & Co.	800	32,520

		$68,286

Pharmaceuticals – 0.1%
Johnson & Johnson	1,200	$74,352

Telephone Services – 0.3%
Windstream Corp.	16,800	$197,568

Trucking – 0.0%
Quality Distribution, Inc. (a)(z)	2,687	$8,249

Total Common Stocks		$1,041,420

Floating Rate Loans – 9.2% (g)(r)
Aerospace – 0.7%
Hawker Beechcraft Acquisition Co., Letter of Credit, 6.93%, 2014 (o)	$27,111	$25,021
Hawker Beechcraft Acquisition Co., Term Loan, 2014 (o)	467,203	431,189

		$456,210

Automotive – 1.6%
Allison Transmission, Inc., Term Loan B, 2014 (o)	$336,735	$296,327
Ford Motor Co., Term Loan B, 2013 (o)	398,990	340,851
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2014 (o)	287,498	261,264
Mark IV Industries, Inc., Second Lien Term Loan, 2011 (o)	309,983	185,990

		$1,084,432

Broadcasting – 0.6%
Univision Communications, Inc., Term Loan B, 5.49%, 2014 (o)	$408,239	$341,436
Young Broadcasting, Inc., Term Loan, 2012 (o)	78,460	69,633

		$411,069

Cable TV – 0.5%
CSC Holdings, Inc., Incremental Term Loan, 2013 (o)	$350,000	$322,909

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer				Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Computer Software – 0.5%
First Data Corp., Term Loan B-1, 7.6%, 2014 (o)				$376,100	$341,176

Gaming & Lodging – 0.2%
Harrah’s Entertainment, Inc., Term Loan B-2, 2015 (o)				$166,172	$152,213

Medical & Health Technology & Services – 1.2%
Community Health Systems, Inc., Term Loan, 2014 (o)				$19,154	$17,495
Community Health Systems, Inc., Term Loan B, 2014 (o)				374,517	342,071
HCA, Inc., Term Loan B, 2013 (o)				500,000	459,599

					$819,165

Printing & Publishing – 0.4%
Idearc, Inc., Term Loan B, 2014 (o)				$33,421	$27,489
Nielsen Finance LLC, Term Loan B, 2013 (o)				225,792	199,180

					$226,669

Retailers – 0.5%
Neiman Marcus Group, Inc., Term Loan, 7.75%, 2013				$367,448	$339,048

Specialty Stores – 1.1%
Michaels Stores, Inc., Term Loan B, 7.35%, 2013 (o)				$847,524	$727,458

Telecommunications - Wireless – 0.9%
Wind Acquisition Holdings Syndicated Loan, 11.2%, 2011				$668,874	$601,986

Utilities - Electric Power – 1.0%
Calpine Corp., DIP Term Loan, 2009 (o)				$291,817	$258,866
Texas Competitive Electric Holdings LLC, Term Loan B-3, 2014 (o)				477,257	435,166

					$694,032

Total Floating Rate Loans					$6,176,367

	Strike Price		First Exercise
Warrants – 0.0%
Cable TV – 0.0%
XM Satellite Radio Holdings, Inc. (8.77 shares for 1warrant) (a)(z)		$45.24	9/16/00	600	$1,350

Telephone Services – 0.0%
Jazztel PLC (6 shares for 1 warrant) (a)(z)	EUR	204.6	7/05/00	350	$0

Total Warrants					$1,350

Short-Term Obligations – 8.7% (y)
Cargill, Inc., 4.15%, due 3/05/08 (t)				$2,007,000	$2,006,075
Farmer Mac, 2%, due 3/03/08				1,159,000	1,158,871
General Electric Capital Corp., 3.13%, due 3/03/08				2,704,000	2,703,530

Total Short-Term Obligations					$5,868,476

Repurchase Agreements – 4.5%
Merrill Lynch & Co., 3.20%, dated 2/29/08, due 3/03/08, total to be received $3,041,811 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)				$3,041,000	$3,041,000

Total Investments					$99,417,940

Other Assets, Less Liabilities – (48.2)%					(32,332,885)

Net Assets – 100.0%					$67,085,055

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,150,940, representing 19.6% of net assets.

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Dow Jones CDX High Yield Index, 7.625%, 2012	5/07/07	$1,968,862	$1,842,588
Harrah’s Operating Co., Inc., 10.75%, 2018	2/13/08 - 2/15/08	171,537	172,200
Jazztel PLC (6 shares for 1 warrant)	11/29/00	602	—
NSG Holdings LLC, 7.75%, 2025	3/06/07 - 3/14/07	337,625	324,531
Orascom Telecom Finance S.C.A., 7.875%, 2014	2/01/07	225,000	210,083
Quality Distribution, Inc.	12/28/06	—	8,249
Rotavax LLC, 10.62%, 2014	6/06/06 - 2/06/07	250,901	237,091
Southwestern Energy Co., 7.5%, 2018	1/11/08 - 1/16/08	361,969	370,800
XM Satellite Radio Holdings, Inc. (8.77 shares for 1 warrant)	3/29/00 - 7/11/00	69,923	1,350

Total Restricted Securities			$3,166,892

% of Net Assets			4.7%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 2/29/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 include quoted prices in active markets for identical assets or liabilities. Level 2 include other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 include unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of February 29, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,041,420	$98,388,375	—	$99,429,795
Other Financial Instruments	(67,568)	—	—	(67,568)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 11/30/07	$679,650	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(679,650)	—
Balance as of 2/29/08	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund , as computed on a federal income tax basis, are as follows:

Aggregate Cost	$106,130,021

Gross unrealized appreciation	$674,306
Gross unrealized depreciation	(7,386,387)

Net unrealized appreciation (depreciation)	$(6,712,081)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Unfunded Loan Commitments

As of February 29, 2008, the fund had unfunded loan commitments of $14,175, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Univision Communications, Inc., Delayed Draw Term Loan, 2014	$14,175	$(745)

At February 29, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(4) Derivative Contracts at 2/29/08

Forward Foreign Currency Exchange Contracts at 2/29/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
Buy	EUR	353,104	3/17/2008	$525,208	$536,169	$10,961
Depreciation
Sell	EUR	1,136,874	3/17/2008	$1,647,750	$1,726,279	$(78,529)

At February 29, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.